UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02790

Franklin California Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: _3/31

Date of reporting period: 12/31/16

Item 1. Schedule of Investments.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

Statement of Investments, December 31, 2016 (unaudited)
	Principal
	Amount	Value

Municipal Bonds 97.7%
California 94.9%
ABAG Finance Authority for Nonprofit Corps. COP, Butte Valley-Tulelake Rural Health Projects Inc.,
California Mortgage Insured, 6.65%, 10/01/22	$380,000	$381,547
ABAG Finance Authority for Nonprofit Corps. Insured Health Facility Revenue, Institute on Aging,
Series A, California Mortgage Insured, 5.65%, 8/15/38	9,000,000	9,586,260
ABAG Finance Authority for Nonprofit Corps. MFHR, Palo Alto Gardens Apartments, Series A, 5.45%,
4/01/39	5,500,000	5,515,290
ABAG Finance Authority for Nonprofit Corps. Revenue,
Casa de las Campanas Inc., California Mortgage Insured, 6.00%, 9/01/37	11,000,000	12,618,650
Channing House, California Mortgage Insured, 6.00%, 5/15/30	8,495,000	9,677,249
Channing House, California Mortgage Insured, 6.125%, 5/15/40	17,635,000	20,080,269
Eskaton Properties Inc., Refunding, 5.00%, 11/15/35	10,000,000	10,303,700
San Diego Hospital Assn., Sharp Healthcare, Series B, 6.25%, 8/01/39.	17,500,000	19,448,625
St. Rose Hospital, Series A, California Mortgage Insured, Pre-Refunded, 5.625%, 5/15/29	9,050,000	9,941,515
St. Rose Hospital, Series A, California Mortgage Insured, Pre-Refunded, 6.00%, 5/15/29	8,620,000	9,543,978
ABAG Water and Wastewater Revenue, Pooled Financing Program, Refunding, Series A, AGMC
Insured, 5.30%, 10/01/21	110,000	110,342
Alameda Corridor Transportation Authority Revenue,
Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, zero cpn., 10/01/29	20,000,000	11,807,600
Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, zero cpn., 10/01/30	41,665,000	23,129,491
Capital Appreciation, sub. lien, Series A, AMBAC Insured, Pre-Refunded, 5.25%, 10/01/21	64,660,000	66,716,188
Capital Appreciation, sub. lien, Series A, AMBAC Insured, Pre-Refunded, 5.30%, 10/01/22	81,685,000	84,311,990
Capital Appreciation, sub. lien, Series A, AMBAC Insured, Pre-Refunded, 5.30%, 10/01/23	70,015,000	72,266,682
Capital Appreciation, sub. lien, Series A, AMBAC Insured, Pre-Refunded, 5.40%, 10/01/24	43,770,000	45,210,033
Capital Appreciation, sub. lien, Series A, AMBAC Insured, Pre-Refunded, 5.45%, 10/01/25	57,960,000	59,888,329
second sub. lien, Refunding, Series B, 5.00%, 10/01/34	10,000,000	10,909,100
second sub. lien, Refunding, Series B, 5.00%, 10/01/35	12,500,000	13,604,625
second sub. lien, Refunding, Series B, 5.00%, 10/01/36	7,500,000	8,143,725
second sub. lien, Refunding, Series B, 5.00%, 10/01/37	5,500,000	5,962,825
Alameda County COP,
Alameda County Medical Center Project, NATL Insured, ETM, 5.00%, 6/01/23	19,195,000	19,247,018
Alameda County Medical Center Project, NATL Insured, ETM, 5.30%, 6/01/26	7,000,000	7,019,600
Alameda County Medical Center Project, NATL Insured, ETM, 5.00%, 6/01/28	8,925,000	8,947,580
Alameda USD Alameda County GO, Election of 2014, Series A, 5.00%, 8/01/39	18,000,000	20,383,020
Alhambra City Elementary School District GO, Los Angeles County, Capital Appreciation, Election of
1999, Series B, NATL Insured, zero cpn., 9/01/27.	3,035,000	2,105,774
Alisal USD,
GO, Monterey County, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero
cpn., 8/01/32	3,355,000	1,858,335
GO, Monterey County, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero
cpn., 8/01/33	3,610,000	1,900,268
GO, Monterey County, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero
cpn., 2/01/34	3,345,000	1,706,887
Alvord USD,
GO, Riverside County, Capital Appreciation, Election of 2007, Series B, AGMC Insured, zero cpn.,
8/01/36	15,000,000	6,681,150
GO, Riverside County, Capital Appreciation, Election of 2007, Series B, AGMC Insured, zero cpn.
to 8/01/26, 7.35% thereafter, 8/01/46	42,500,000	39,578,125
GO, Riverside County, Election of 2007, Series A, AGMC Insured, 5.00%, 8/01/32	20,695,000	21,733,268
GO, Riverside County, Election of 2012, Refunding, Series A, AGMC Insured, 5.00%, 8/01/42	34,690,000	37,912,354
Anaheim City School District GO, Election of 2010, AGMC Insured, Pre-Refunded, 6.25%, 8/01/40	7,500,000	8,940,300

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS

	Principal
	Amount		Value

Municipal Bonds (continued)
California (continued)
Anaheim PFA Lease Revenue,
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/24	$26,855,000		$20,730,449
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/26	29,430,000		20,794,061
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/27	22,860,000		15,435,072
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/28	14,425,000		9,301,817
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/29	24,810,000		15,236,069
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/32	13,665,000		7,216,623
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/33	37,070,000		18,611,364
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/34	24,970,000		11,904,447
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 3/01/37	15,080,000		6,321,988
Anaheim UHSD, GO, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/26	8,570,000		6,206,223
Antelope Valley Community College District GO,
Election of 2004, Series B, NATL Insured, Pre-Refunded, 5.25%, 8/01/39	14,900,000		15,266,391
Los Angeles and Kern Counties, Refunding, 5.00%, 8/01/39	29,430,000		33,082,557
Antioch USD, GO, Election of 2008, School Facilities Improvement No. 1-B, Assured Guaranty, 5.375%,
8/01/36	3,130,000		3,399,274
Atascadero USD, GO, Election of 2010, Series A, AGMC Insured, 5.00%, 8/01/40.	6,235,000		6,881,694
Atwater PFA Wastewater Revenue, AGMC Insured, 6.125%, 5/01/45	4,620,000		5,130,556
Auburn PFA Wastewater Revenue, Assured Guaranty, Pre-Refunded, 5.50%, 6/01/39	1,880,000		2,062,153
Azusa RDA Tax Allocation, Series B, Pre-Refunded, 7.00%, 8/01/38	8,420,000		9,182,431
Bakersfield City School District GO, Series A, AGMC Insured, Pre-Refunded, 5.00%, 11/01/31	8,390,000		8,499,741
Baldwin Park PFAR Tax Allocation, Refunding, Series A, 7.75%, 8/01/19	1,765,000		1,771,795
Baldwin Park RDA Tax Allocation, Refunding, AGMC Insured, 5.70%, 9/01/25	4,000,000		4,013,640
Baldwin Park USD,
GO, Los Angeles County, Capital Appreciation, Election of 2006, AGMC Insured, Pre-Refunded,
zero cpn., 8/01/28	5,810,000		3,184,868
GO, Los Angeles County, Capital Appreciation, Election of 2006, AGMC Insured, Pre-Refunded,
zero cpn., 8/01/36	11,410,000		3,749,897
GO, Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero cpn., 8/01/48.	25,000,000		3,521,000
GO, Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero cpn., 8/01/53.	60,000,000		5,712,600
GO, Los Angeles County, Election of 2006, BAM Insured, 5.00%, 8/01/43	5,000,000		5,526,400
Bay Area Toll Authority Toll Bridge Revenue,
San Francisco Bay Area, Series F-1, Pre-Refunded, 5.00%, 4/01/39	81,800,000		85,723,946
San Francisco Bay Area, Series F-1, Pre-Refunded, 5.50%, 4/01/43	18,000,000		18,973,800
San Francisco Bay Area, Series F-1, Pre-Refunded, 5.125%, 4/01/47	53,585,000		56,237,457
San Francisco Bay Area, Series S-4, AGMC Insured, 5.125%, 4/01/48	20,000,000		22,256,400
San Francisco Bay Area, Subordinate, Series S-2, 5.00%, 10/01/50	75,000,000		80,843,250
San Francisco Bay Area, Subordinate, Series S-4, 5.00%, 4/01/43	36,040,000		39,873,935
San Francisco Bay Area, Subordinate, Series S-4, 5.125%, 4/01/48	27,355,000		30,441,191
San Francisco Bay Area, Subordinate, Series S-4, 5.25%, 4/01/53	33,000,000		36,876,180
Beaumont USD,
GO, Capital Appreciation, Election of 2008, Series C, AGMC Insured, zero cpn., 8/01/40	11,000,000		3,804,680
GO, Election of 2008, Series C, AGMC Insured, 5.75%, 8/01/36.	6,200,000		7,158,148
Bell GO, Election of 2003, NATL Insured, 5.00%, 8/01/34	5,195,000		5,198,117

		|	2

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Belmont-Redwood Shores School District GO, Election of 2005, Series A, AGMC Insured, Pre-
Refunded, 5.00%, 8/01/32	$10,000,000	$10,231,700
Berkeley USD, GO, Election of 2010, Series B, AGMC Insured, 5.375%, 8/01/35.	5,090,000	5,694,285
California County Tobacco Securitization Agency Tobacco Settlement Revenue,
Asset-Backed, Alameda County Tobacco Asset Securitization Corp., 5.875%, 6/01/35	7,500,000	7,564,575
Asset-Backed, Kern County Tobacco Funding Corp., Refunding, 5.00%, 6/01/34	10,295,000	11,335,207
Asset-Backed, Kern County Tobacco Funding Corp., Refunding, 5.00%, 6/01/40	17,650,000	19,508,898
Asset-Backed, Stanislaus County Tobacco Funding Corp., Series A, 5.875%, 6/01/43	8,690,000	8,795,062
California Health Facilities Financing Authority Revenue,
Feedback Foundation Inc., Series A, California Mortgage Insured, 6.50%, 12/01/22	720,000	722,938
Pomona Valley Hospital, Refunding, Series A, NATL Insured, 5.625%, 7/01/19	6,175,000	6,194,698
California Infrastructure and Economic Development Bank Revenue,
Academy of Motion Picture Arts and Sciences Obligated Group, Refunding, Series A, 5.00%,
11/01/41	8,000,000	8,870,800
Bay Area Toll Bridges Seismic Retrofit, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
7/01/33	13,460,000	16,675,863
Bay Area Toll Bridges Seismic Retrofit, first lien, Series A, FGIC Insured, Pre-Refunded, 5.00%,
7/01/29	50,985,000	62,630,994
Infrastructure SRF, Refunding, Series A, 5.00%, 10/01/40	4,015,000	4,618,093
Infrastructure SRF, Refunding, Series A, 5.00%, 10/01/43	1,900,000	2,177,552
California Municipal Finance Authority Senior Living Revenue,
Pilgrim Place in Claremont, Series A, California Mortgage Insured, Pre-Refunded, 5.875%,
5/15/29	2,895,000	3,196,920
Pilgrim Place in Claremont, Series A, California Mortgage Insured, Pre-Refunded, 6.125%,
5/15/39	5,830,000	6,471,766
California School Facilities Financing Authority Revenue, Azusa USD, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 8/01/32	10,000,000	10,898,300
California State Community College Financing Authority Lease Revenue,
College of the Sequoias and Kern Community College District, AGMC Insured, 5.00%, 6/01/30	2,330,000	2,542,892
College of the Sequoias and Kern Community College District, AGMC Insured, 5.125%, 6/01/35	1,250,000	1,365,013
Grossmont-Cuyamaca Palomar and Shasta-Tehama-Trinity Joint Community College District,
Series A, NATL Insured, 5.125%, 4/01/31	880,000	887,550
California State Educational Facilities Authority Revenue,
Chapman University, 5.00%, 4/01/45	10,000,000	11,004,900
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn.,
10/01/26	7,620,000	5,487,314
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn.,
10/01/27	7,365,000	5,073,969
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn.,
10/01/28	4,120,000	2,703,915
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn.,
10/01/30	5,685,000	3,384,849
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn.,
10/01/31	7,615,000	4,322,046
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn.,
10/01/32	7,615,000	4,114,385
Pepperdine University, Refunding, 5.00%, 10/01/49.	13,060,000	14,826,104
Santa Clara University, Capital Appreciation, Refunding, AMBAC Insured, zero cpn., 9/01/26.	5,150,000	3,478,980
Santa Clara University, Refunding, 5.00%, 4/01/45	15,495,000	17,286,222
Stanford University, Refunding, Series U-1, 5.25%, 4/01/40	24,960,000	32,526,125
Stanford University, Refunding, Series U-3, 5.00%, 6/01/43	56,950,000	72,628,904
Stanford University, Series U-4, 5.00%, 6/01/43	24,205,000	30,868,879
Stanford University, Series U-6, 5.00%, 5/01/45	90,580,000	115,247,651

|3

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California State GO,
NATL Insured, 6.00%, 10/01/21	$65,000	$65,775
NATL RE, FGIC Insured, 5.625%, 10/01/26	5,005,000	5,057,202
Refunding, 5.00%, 8/01/45.	22,500,000	25,371,000
Various Purpose, 5.125%, 4/01/24	5,000	5,014
Various Purpose, 6.00%, 5/01/24	2,565,000	2,605,758
Various Purpose, 5.20%, 4/01/26	20,000	20,056
Various Purpose, 5.00%, 8/01/34	48,000,000	50,569,440
Various Purpose, 6.00%, 4/01/38	57,130,000	62,383,675
Various Purpose, 6.00%, 11/01/39	100,000,000	111,475,000
Various Purpose, 5.25%, 11/01/40	69,685,000	77,190,074
Various Purpose, AGMC Insured, 5.50%, 4/01/19	430,000	434,661
Various Purpose, AGMC Insured, 5.50%, 3/01/20	365,000	367,562
Various Purpose, AGMC Insured, Pre-Refunded, 5.00%, 6/01/32	20,000,000	20,331,000
Various Purpose, AMBAC Insured, 5.90%, 3/01/25	210,000	211,571
Various Purpose, FGIC Insured, 6.00%, 8/01/19.	905,000	908,285
Various Purpose, FGIC Insured, 5.375%, 6/01/26	1,335,000	1,357,962
Various Purpose, NATL Insured, 6.00%, 8/01/24	990,000	993,524
Various Purpose, Pre-Refunded, 5.00%, 6/01/32	26,000,000	26,435,760
Various Purpose, Refunding, 5.625%, 9/01/24	255,000	256,808
Various Purpose, Refunding, 6.00%, 3/01/33	25,000,000	28,280,250
Various Purpose, Refunding, 5.00%, 9/01/34	24,460,000	28,355,744
Various Purpose, Refunding, 5.25%, 3/01/38	59,045,000	61,404,438
Various Purpose, Refunding, 5.50%, 3/01/40	25,000,000	27,509,000
Various Purpose, Refunding, 5.00%, 10/01/41	15,250,000	16,524,137
Various Purpose, Refunding, 5.00%, 4/01/42	85,000,000	92,792,800
Various Purpose, Refunding, 5.00%, 4/01/43	44,745,000	49,185,494
Various Purpose, Refunding, 5.00%, 10/01/44	25,000,000	28,025,500
Various Purpose, Refunding, 5.00%, 9/01/45	10,000,000	11,413,200
California State Health Facilities Financing Authority Revenue,
Adventist Health System/West, Series A, Pre-Refunded, 5.75%, 9/01/39	18,000,000	19,983,960
California Nevada Methodist Homes, Refunding, California Mortgage Insured, 5.00%, 7/01/35	1,000,000	1,140,060
Catholic Healthcare West, Series A, 5.25%, 3/01/41	50,000,000	53,855,500
Catholic Healthcare West, Series A, Pre-Refunded, 6.00%, 7/01/34	10,000,000	11,022,900
Cedars-Sinai Medical Center, Pre-Refunded, 5.00%, 8/15/39	4,200,000	4,571,574
Children’s Hospital Los Angeles, Refunding, Series A, AGMC Insured, 5.25%, 7/01/38	17,000,000	18,594,260
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/24	10,500,000	11,932,620
Children’s Hospital of Orange County, Series A, 6.25%, 11/01/29	13,870,000	15,597,370
Children’s Hospital of Orange County, Series A, 5.25%, 11/01/41	10,000,000	11,078,500
Community Health Facilities, Series A, California Mortgage Insured, 5.80%, 8/01/25	685,000	687,384
Community Program for Persons with Developmental Disabilities, Series A, California Mortgage
Insured, 6.25%, 2/01/26	5,000,000	5,809,950
Lucile Salter Packard Children’s Hospital at Stanford, Series A, 5.00%, 8/15/51	39,455,000	43,223,347
Lucile Salter Packard Children’s Hospital at Stanford, Series B, 5.00%, 8/15/55	10,960,000	12,028,710
Northern California Presbyterian Homes and Services Inc., Refunding, California Mortgage
Insured, 5.00%, 7/01/34	1,000,000	1,128,120
Northern California Presbyterian Homes and Services Inc., Refunding, California Mortgage
Insured, 5.00%, 7/01/39	1,450,000	1,617,562
Northern California Presbyterian Homes and Services Inc., Refunding, California Mortgage
Insured, 5.00%, 7/01/44	1,160,000	1,289,526
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/38	9,000,000	10,115,460
Providence Health and Services, Series C, Pre-Refunded, 6.25%, 10/01/28	4,000,000	4,346,480
Providence Health and Services, Series C, Pre-Refunded, 6.50%, 10/01/38	6,375,000	6,954,551

|4

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California State Health Facilities Financing Authority Revenue, (continued)
Providence Health and Services, Series C, Pre-Refunded, 6.50%, 10/01/38	$125,000	$136,250
Rady Children’s Hospital, 5.25%, 8/15/41	11,000,000	12,208,130
Sutter Health, Refunding, Series A, 5.00%, 8/15/43	20,000,000	22,103,400
Sutter Health, Refunding, Series B, 5.00%, 11/15/46.	201,565,000	223,041,751
Sutter Health, Series A, 5.00%, 8/15/38.	30,300,000	31,822,272
Sutter Health, Series A, 5.00%, 11/15/46	55,000,000	60,575,900
Sutter Health, Series A, 5.00%, 8/15/52.	76,565,000	82,398,487
California State Municipal Finance Authority COP,
Community Hospitals of Central California, Pre-Refunded, 5.25%, 2/01/37	15,345,000	15,393,644
Community Hospitals of Central California, Pre-Refunded, 5.25%, 2/01/46	10,555,000	10,588,459
Community Hospitals of Central California, Refunding, 5.25%, 2/01/37	21,755,000	21,799,598
Community Hospitals of Central California, Refunding, 5.25%, 2/01/46	80,095,000	80,254,389
Community Hospitals of Central California Obligated Group, 5.375%, 2/01/29	10,000,000	10,639,500
Community Hospitals of Central California Obligated Group, 5.50%, 2/01/39	13,250,000	14,014,525
California State Municipal Finance Authority Revenue,
City of Anaheim Water System Project, Refunding, Series A, 5.25%, 10/01/45.	13,145,000	15,113,201
Community Medical Centers, Series A, 5.00%, 2/01/46	15,000,000	15,771,900
Eisenhower Medical Center, Series A, 5.75%, 7/01/40.	7,000,000	7,606,480
Inland Regional Center Project, Refunding, 5.00%, 6/15/45	23,300,000	25,426,125
[a] NorthBay Healthcare Group, Series A, 5.25%, 11/01/41	5,500,000	5,792,545
[a] NorthBay Healthcare Group, Series A, 5.00%, 11/01/47	8,650,000	8,871,959
South Central Los Angeles Regional Center Project, 5.75%, 12/01/43.	33,895,000	36,446,955
California State PCFA Revenue, San Jose Water Company Project, 4.75%, 11/01/46	15,000,000	15,246,450
California State Public School District Financing Authority Lease Revenue, Southern Kern USD, Series
B, AGMC Insured, ETM, 5.90%, 9/01/26	1,615,000	1,934,592
California State Public Works Board Lease Revenue,
Various California Community College Projects, Refunding, Series A, 5.90%, 4/01/17.	2,935,000	2,945,977
Various Capital Projects, Refunding, Series G, 5.00%, 11/01/31	16,520,000	18,544,361
Various Capital Projects, Series A, 5.00%, 4/01/31	48,070,000	53,410,577
Various Capital Projects, Series A, 5.00%, 4/01/32	17,885,000	19,779,916
Various Capital Projects, Series A, 5.00%, 4/01/37	29,000,000	31,717,590
Various Capital Projects, Series A, Subseries A-1, 5.50%, 3/01/25	8,700,000	9,648,996
Various Capital Projects, Series A, Subseries A-1, 6.00%, 3/01/35	10,000,000	11,200,700
Various Capital Projects, Series G, Subseries G-1, 5.75%, 10/01/30	100,000,000	110,196,000
Various Capital Projects, Series I, 5.00%, 11/01/38	40,000,000	44,199,200
Various Capital Projects, Series I, Pre-Refunded, 6.375%, 11/01/34	50,000,000	56,739,500
Various Judicial Council Projects, Series D, 5.00%, 12/01/31	15,000,000	16,728,150
California State University Revenue,
Systemwide, Refunding, Series A, 5.00%, 11/01/39	23,000,000	25,725,730
Systemwide, Refunding, Series A, 5.00%, 11/01/41	38,040,000	43,060,900
Systemwide, Refunding, Series A, 5.00%, 11/01/42	29,645,000	32,991,031
Systemwide, Refunding, Series A, 5.00%, 11/01/43	11,000,000	12,501,940
Systemwide, Refunding, Series A, 5.00%, 11/01/44	32,345,000	35,824,999
Systemwide, Refunding, Series A, 5.00%, 11/01/45	7,225,000	8,153,918
Systemwide, Series A, AGMC Insured, 5.00%, 11/01/33	110,000	115,212
Systemwide, Series A, AGMC Insured, Pre-Refunded, 5.00%, 11/01/33	4,890,000	5,138,901
California Statewide CDA,
COP, The Internext Group, 5.375%, 4/01/17	400,000	400,952
COP, The Internext Group, 5.375%, 4/01/30	19,025,000	19,040,410
COP, NATL Insured, 5.00%, 4/01/18	4,295,000	4,301,958
COP, NATL Insured, 5.125%, 4/01/23	6,000,000	6,003,060
MFHR, 740 S. Olive Street Apartments, Series L, GNMA Secured, 5.10%, 7/20/50	10,000,000	10,523,700

|5

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California Statewide CDA Revenue,
Adventist Health System/West, Refunding, Series A, 5.00%, 3/01/35	$9,250,000	$10,382,385
Adventist Health System/West, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 3/01/37	16,705,000	17,442,192
Catholic Healthcare West, Series A, Pre-Refunded, 5.50%, 7/01/30	9,670,000	9,885,544
Catholic Healthcare West, Series E, Pre-Refunded, 5.50%, 7/01/31	12,675,000	12,957,526
Catholic Healthcare West, Series K, Assured Guaranty, Pre-Refunded, 5.50%, 7/01/41.	17,000,000	17,378,930
Catholic Healthcare West, Series L, Assured Guaranty, Pre-Refunded, 5.25%, 7/01/41	13,000,000	13,273,910
Cottage Health System Obligated Group, Refunding, 5.25%, 11/01/30	18,500,000	20,549,800
Cottage Health System Obligated Group, Refunding, 5.00%, 11/01/40	56,000,000	60,964,400
Enloe Medical Center, Series B, California Mortgage Insured, Pre-Refunded, 6.25%, 8/15/28	17,215,000	18,606,488
Enloe Medical Center, Series B, California Mortgage Insured, Pre-Refunded, 6.25%, 8/15/33	20,000,000	21,616,600
Enloe Medical Center, Series B, California Mortgage Insured, Pre-Refunded, 5.75%, 8/15/38	36,500,000	39,159,755
Henry Mayo Newhall Memorial Hospital, Refunding, Series A, AGMC Insured, 5.25%, 10/01/43	3,000,000	3,340,800
Henry Mayo Newhall Memorial Hospital, Series A, California Mortgage Insured, Pre-Refunded,
5.00%, 10/01/37	4,000,000	4,118,320
Henry Mayo Newhall Memorial Hospital, Series B, AMBAC Insured, Pre-Refunded, 5.05%,
10/01/28	7,825,000	8,341,763
Huntington Memorial Hospital, Refunding, 5.00%, 7/01/27	2,605,000	2,611,851
Kaiser Permanente, Refunding, Series A, 4.75%, 4/01/33	10,515,000	10,621,201
Kaiser Permanente, Refunding, Series A, BHAC Insured, 5.00%, 4/01/31	10,000,000	10,108,200
Kaiser Permanente, Series A, 5.00%, 4/01/42	88,945,000	95,894,273
Lodi Memorial Hospital, Series A, California Mortgage Insured, Pre-Refunded, 5.00%, 12/01/37	20,000,000	20,719,200
Methodist Hospital of Southern California Project, FHA Insured, Pre-Refunded, 6.25%, 8/01/24	12,095,000	13,357,234
Methodist Hospital of Southern California Project, FHA Insured, Pre-Refunded, 6.625%, 8/01/29 .	20,015,000	22,604,341
Methodist Hospital of Southern California Project, FHA Insured, Pre-Refunded, 6.75%, 2/01/38	37,455,000	42,418,162
Poway RHF Housing Inc., Series A, California Mortgage Insured, 5.25%, 11/15/35.	2,000,000	2,303,880
The Redwoods Project, Refunding, California Mortgage Insured, 5.125%, 11/15/35	2,000,000	2,271,000
The Redwoods Project, Refunding, California Mortgage Insured, 5.375%, 11/15/44	7,250,000	8,329,670
Refunding, Series A, California Mortgage Insured, 5.00%, 8/01/21	735,000	737,205
Serenity House, Refunding, California Mortgage Insured, 5.50%, 1/01/28	3,400,000	3,411,356
St. Joseph Health System, Series B, FGIC Insured, Pre-Refunded, 5.75%, 7/01/47	29,600,000	31,627,008
St. Joseph Health System, Series C, FGIC Insured, Pre-Refunded, 5.75%, 7/01/47	12,000,000	12,821,760
St. Joseph Health System, Series E, AGMC Insured, Pre-Refunded, 5.25%, 7/01/47	35,300,000	37,457,536
Sutter Health, Series B, 5.25%, 11/15/48	63,255,000	66,306,421
Sutter Health, Series C, 5.00%, 11/15/38.	23,925,000	24,942,769
Sutter Health, Series C, AGMC Insured, 5.05%, 8/15/38	15,000,000	15,765,600
California Statewide CDA Revenue COP, Insured Health Facilities, UniHealth America, Series A,
AMBAC Insured, Pre-Refunded, 5.75%, 10/01/25.	10,775,000	12,139,438
California Statewide CDA Student Housing Revenue,
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, Pre-Refunded, 5.50%, 5/15/26	9,500,000	10,068,385
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, Pre-Refunded, 6.00%, 5/15/40	59,000,000	62,927,630
University of California Irvine East Campus Apartments, Phase I, CHF-Irvine LLC, Refunding,
5.125%, 5/15/31	8,000,000	8,767,680
University of California Irvine East Campus Apartments, Phase I, CHF-Irvine LLC, Refunding,
5.375%, 5/15/38	8,500,000	9,185,440
California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program, Series A,
AGMC Insured, 5.25%, 10/01/24	275,000	275,864
Campbell USD,
GO, Capital Appreciation, Series B, NATL Insured, zero cpn., 8/01/20	5,000,000	4,651,950
GO, Capital Appreciation, Series B, NATL Insured, zero cpn., 8/01/21	6,280,000	5,669,333

|6

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Carlsbad USD,
COP, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/34.	$14,000,000	$15,325,520
COP, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/41.	3,880,000	4,247,358
GO, Capital Appreciation, Election of 2006, Series B, zero cpn. to 5/01/19, 6.00% thereafter,
5/01/34	14,000,000	14,568,260
GO, Capital Appreciation, Election of 2006, Series C, zero cpn. to 8/01/26, 6.625% thereafter,
8/01/35	33,000,000	28,421,250
Castaic USD, COP, Refunding, AGMC Insured, 5.125%, 9/01/33	1,000,000	1,092,960
Castro Valley USD, COP, Solar Projects, AGMC Insured, 5.00%, 9/01/32	2,620,000	2,880,664
Centinela Valley UHSD,
GO, County of Los Angeles, Election of 2010, Series B, AGMC Insured, 5.00%, 8/01/50.	3,850,000	4,408,019
GO, County of Los Angeles, Refunding, Series A, NATL Insured, 5.50%, 8/01/33.	15,630,000	19,081,417
Central USD,
GO, Fresno County, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 8/01/29.	3,000,000	3,307,260
GO, Fresno County, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.625%,
8/01/33	3,500,000	3,869,460
Cerritos PFAR Tax Allocation, Redevelopment Project, Refunding, Series A, AMBAC Insured, 5.00%,
11/01/22	1,675,000	1,750,526
Chaffey Joint UHSD, GO, Election of 2012, Series B, 5.00%, 8/01/44	27,500,000	31,058,775
Charter Oak USD, GO, Los Angeles County, Election of 2012, Refunding, Series A, AGMC Insured,
5.00%, 8/01/40.	5,000,000	5,598,350
Chico PFAR, Merged Redevelopment Project Area, NATL Insured, 5.125%, 4/01/24	2,790,000	2,814,943
Chico RDA Tax Allocation, Chico Amended and Merged Redevelopment Project, AMBAC Insured,
5.00%, 4/01/32.	4,000,000	4,010,800
Chico USD, GO, Election of 2012, Series A, 5.00%, 8/01/43	8,000,000	8,812,320
Chula Vista IDR, San Diego Gas and Electric Co., Refunding, Series A, 5.875%, 2/15/34	17,500,000	19,205,900
Coachella Valley USD,
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series C, AGMC
Insured, zero cpn., 8/01/36	8,000,000	3,499,120
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series C, AGMC
Insured, zero cpn., 8/01/37	8,000,000	3,334,160
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series C, AGMC
Insured, zero cpn., 8/01/40	7,500,000	2,707,125
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series C, AGMC
Insured, zero cpn., 8/01/43	10,000,000	3,137,100
GO, Riverside and Imperial Counties, Election of 2005, Refunding, Series F, BAM Insured, 5.00%,
8/01/46	23,870,000	26,575,426
College of the Sequoias Tulare Area ID No. 3 GO, Election of 2008, Series A, Assured Guaranty,
5.50%, 8/01/33.	5,000,000	5,452,350
College of the Sequoias Visalia Area ID No. 2 GO,
Election of 2008, Series A, Assured Guaranty, 5.50%, 8/01/33	5,750,000	6,270,202
Election of 2008, Series B, AGMC Insured, 5.00%, 8/01/39	3,000,000	3,307,650
Colton Joint USD,
GO, San Bernardino and Riverside Counties, Capital Appreciation, Election of 2008, Series B,
AGMC Insured, zero cpn., 8/01/42	16,365,000	5,753,443
GO, San Bernardino and Riverside Counties, Election of 2008, Series A, Assured Guaranty,
Pre-Refunded, 5.375%, 8/01/34	10,665,000	11,723,715
Compton CRDA Tax Allocation,
Redevelopment Project, second lien, Series B, 5.70%, 8/01/30	10,000,000	10,802,200
Redevelopment Project, second lien, Series B, 6.00%, 8/01/35	11,160,000	12,055,813
Redevelopment Project, second lien, Series B, 6.00%, 8/01/42	10,000,000	10,714,300
Compton Sewer Revenue, 6.00%, 9/01/39	11,775,000	12,193,719

|7

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Coronado CDA Tax Allocation,
Coronado Community Development Project, NATL Insured, 5.375%, 9/01/26.	$2,700,000	$2,708,802
Coronado Community Development Project, Refunding, NATL Insured, 5.00%, 9/01/34	6,115,000	6,132,061
Corona-Norco USD,
GO, Riverside County, Capital Appreciation, Refunding, Series B, AGMC Insured, zero cpn.,
3/01/25	1,400,000	1,088,486
GO, Riverside County, Capital Appreciation, Series B, AGMC Insured, zero cpn., 9/01/23	2,320,000	1,928,036
GO, Riverside County, Capital Appreciation, Series B, AGMC Insured, zero cpn., 9/01/24	2,620,000	2,090,655
GO, Riverside County, Capital Appreciation, Series C, NATL Insured, zero cpn., 9/01/25	4,655,000	3,548,646
GO, Riverside County, Capital Appreciation, Series C, NATL Insured, zero cpn., 9/01/26	6,080,000	4,407,331
GO, Riverside County, Election of 2006, Series B, Assured Guaranty, Pre-Refunded, 5.375%,
2/01/34	12,000,000	12,783,720
GO, Riverside County, Election of 2006, Series C, AGMC Insured, Pre-Refunded, 5.50%, 8/01/39 .	7,500,000	8,258,100
GO, Riverside County, Election of 2014, Series A, 5.00%, 8/01/44	20,000,000	22,568,000
Covina PFA Wastewater Revenue, Assured Guaranty, 5.375%, 10/01/29	6,550,000	7,165,503
Covina PFA Water Revenue, AGMC Insured, 5.50%, 10/01/40	3,500,000	3,902,920
Cudahy RDA Tax Allocation, Refunding, Series C, 6.00%, 10/01/27	5,980,000	6,004,697
Daly City Housing Development Finance Agency Mobile Home Park Revenue, Franciscan Mobile
Home Park Acquisition Project, senior bond, Refunding, Series A, 5.00%, 12/15/47	17,870,000	18,191,660
Delano UHSD, GO, Refunding, Series A, NATL Insured, 5.15%, 2/01/32.	8,520,000	9,916,854
Delano USD, COP, Refinancing Project, NATL Insured, 5.125%, 1/01/22	1,620,000	1,752,532
Desert Community College District GO, Riverside and Imperial Counties, Refunding, 5.00%, 8/01/37	12,210,000	13,949,070
Desert Sands USD, COP, Financing Project, AGMC Insured, Pre-Refunded, 5.75%, 3/01/24.	10,000,000	10,537,100
East Bay MUD Wastewater System Revenue, Alameda and Contra Costa Counties, Refunding, Series
A-2, 5.00%, 6/01/38	12,060,000	15,149,290
East Bay MUD Water System Revenue,
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/35	10,000,000	11,490,800
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/36	7,355,000	8,499,659
Alameda and Contra Costa Counties, Series C, 5.00%, 6/01/44	14,000,000	15,688,680
Alameda and Contra Costa Counties, Series C, 4.00%, 6/01/45	9,070,000	9,297,748
Alameda and Contra Costa Counties, Subordinate, Series A, NATL Insured, Pre-Refunded,
5.00%, 6/01/37	99,545,000	101,213,374
Eastern Municipal Water District Financing Authority Water and Wastewater Revenue, Series B, 5.00%,
7/01/46	30,705,000	34,517,947
Eastern Municipal Water District Water and Wastewater Revenue, Subordinate, Refunding, Series A,
5.00%, 7/01/45.	8,260,000	9,417,639
El Monte UHSD, GO, Los Angeles County, Election of 2008, Series A, Assured Guaranty, Pre-
Refunded, 5.50%, 6/01/34	11,355,000	12,412,718
Elk Grove Finance Authority Special Tax Revenue, BAM Insured, 5.00%, 9/01/38	1,500,000	1,685,760
Elsinore Valley Municipal Water District COP, Series A, BHAC Insured, Pre-Refunded, 5.00%, 7/01/29 .	7,245,000	7,655,574
Escondido UHSD,
COP, Public School Facilities Project, Series A, AGMC Insured, 5.00%, 6/01/33	3,500,000	3,789,835
COP, Public School Facilities Project, Series A, AGMC Insured, 5.00%, 6/01/37	2,500,000	2,696,825
Fairfax Elementary School District GO,
Capital Appreciation, Election of 2010, Refunding, AGMC Insured, zero cpn., 11/01/48	10,380,000	2,388,646
Election of 2010, AGMC Insured, 5.75%, 11/01/40	2,250,000	2,591,213
Fairfield COP, Fairfield Water Financing, Series A, XLCA Insured, 5.00%, 4/01/42	10,000,000	10,076,800
Fontana RDA Tax Allocation, Jurupa Hills Redevelopment Project, Refunding, Series A, 5.50%,
10/01/27	12,500,000	12,614,750
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn., 1/15/37	41,250,000	17,354,700
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn., 1/15/38	77,650,000	30,966,820
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn., 1/15/39	56,100,000	21,323,049

|8

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue, (continued)
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.50% thereafter,
1/15/31	$35,000,000	$29,837,850
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.625%
thereafter, 1/15/32	37,260,000	31,740,304
Capital Appreciation, Refunding, Series A, zero cpn., 1/15/42	130,000,000	35,883,900
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 6.85% thereafter, 1/15/42	98,000,000	78,594,040
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/22	30,835,000	27,906,908
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/23	5,765,000	5,080,983
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/24	72,045,000	61,658,272
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/25	20,660,000	17,048,012
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/26	23,475,000	18,726,477
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/27	15,000,000	11,497,500
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/28	2,000,000	1,473,420
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/29	35,310,000	24,973,351
Refunding, Series A, 5.75%, 1/15/46	260,000,000	296,511,800
Refunding, Series A, 6.00%, 1/15/49	305,000,000	351,521,650
Refunding, Series A, 6.00%, 1/15/53	190,000,000	217,455,000
Refunding, Series A, AGMC Insured, 5.00%, 1/15/42	10,000,000	10,778,700
Fort Bragg USD, GO, Election of 2008, AGMC Insured, 5.125%, 8/01/41	4,380,000	4,837,841
Fowler USD,
GO, Fresno County, Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn.,
8/01/41	3,095,000	1,090,678
GO, Fresno County, Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn.,
8/01/42	3,005,000	1,002,318
GO, Fresno County, Election of 2004, Series C, AGMC Insured, 5.25%, 8/01/39	3,555,000	3,912,633
Franklin-McKinley School District GO, Santa Clara County, Election of 2010, Series C, BAM Insured,
5.00%, 8/01/44.	5,000,000	5,458,300
Fresno USD,
GO, Capital Appreciation, Election of 2001, Series G, zero cpn., 8/01/41.	47,000,000	10,216,390
GO, Capital Appreciation, Election of 2010, Series B, zero cpn., Refunding, 8/01/41	35,000,000	7,998,550
GO, Refunding, Series C, NATL Insured, 5.90%, 2/01/20	2,065,000	2,320,874
GO, Refunding, Series C, NATL Insured, 5.90%, 8/01/22	3,000,000	3,416,640
Fullerton School District Financing Authority Special Tax Revenue, senior lien, Refunding, Series A,
AGMC Insured, 5.00%, 9/01/31	2,500,000	2,809,150
Fullerton School District GO, Capital Appreciation, Series A, NATL Insured, zero cpn., 8/01/23	3,030,000	2,543,655
Glendale Community College District GO, Capital Appreciation, NATL Insured, zero cpn., 8/01/28.	15,000,000	9,661,200
Glendora PFAR Tax Allocation, Project No. 1, Refunding, Series A, NATL Insured, 5.00%, 9/01/24	5,000,000	4,999,950
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Revenue,
Asset-Backed, Senior, Series A-1, 5.125%, 6/01/47	5,000,000	4,435,800
Asset-Backed, Senior, Series A-1, 5.75%, 6/01/47	77,500,000	74,482,925
Asset-Backed, Series A, 5.00%, 6/01/35	25,000,000	27,499,250
Asset-Backed, Series A, 5.00%, 6/01/40	212,525,000	232,160,185
Asset-Backed, Series A, 5.00%, 6/01/45	144,305,000	157,093,309
Grand Terrace Community RDA Tax Allocation Revenue, Community Redevelopment Project Area,
Series A, 6.00%, 9/01/33.	10,000,000	11,114,400
Grossmont UHSD,
GO, San Diego County, Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/24.	5,110,000	4,069,349
GO, San Diego County, Election of 2008, Series A, AGMC Insured, Pre-Refunded, 5.00%,
8/01/33	1,440,000	1,569,355
GO, San Diego County, Election of 2008, Series A, AGMC Insured, Pre-Refunded, 5.25%,
8/01/33	7,510,000	8,231,936

|9

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Hartnell Community College District GO, Monterey and San Benito Counties, Capital Appreciation,
Election of 2002, zero cpn. to 8/01/22, 6.125% thereafter, 8/01/33	$20,000,000	$20,455,800
Hawthorne School District GO,
Capital Appreciation, Election of 2004, Series C, Assured Guaranty, zero cpn., 8/01/48	37,665,000	8,697,602
Los Angeles County, Election of 2008, Series A, Assured Guaranty, 5.00%, 8/01/34	1,000,000	1,072,490
Hayward USD, GO, Alameda County, Capital Appreciation, Election of 2008, Series A, AGMC Insured,
Pre-Refunded, zero cpn., 8/01/38	9,875,000	2,558,711
Healdsburg RDA Tax Allocation Revenue, Sotoyome Community Development Project, 5.375%,
8/01/34	7,750,000	8,647,295
Huntington Beach City School District GO, Capital Appreciation, Election of 2002, Series A, NATL
Insured, zero cpn., 8/01/28	10,005,000	6,656,427
Huntington Beach UHSD, COP, Adult Education Project, AGMC Insured, 5.25%, 9/01/39	2,000,000	2,190,940
Imperial Irrigation District Electric Revenue,
Refunding, Series B-1, 5.00%, 11/01/46	10,955,000	12,388,243
Refunding, Series B-2, 5.00%, 11/01/41	10,000,000	11,379,800
Indian Wells Valley Water District COP,
Refunding, Assured Guaranty, 5.125%, 10/01/32	1,690,000	1,803,315
Refunding, Assured Guaranty, 5.25%, 10/01/39	7,590,000	8,101,490
Inland Empire Tobacco Securitization Authority Revenue, Tobacco Settlement Asset-Backed, Inland
Empire Tobacco Securitization Corp., Capital Appreciation, Series B, 5.75%, 6/01/26	35,000,000	36,516,200
Irvine USD Financing Authority Special Tax,
Series A, 5.00%, 9/01/26	2,865,000	2,874,856
Series A, 5.125%, 9/01/36	10,585,000	10,613,156
Irvine USD Special Tax, CFD No. 01-1, Refunding, BAM Insured, 5.00%, 9/01/38	7,000,000	7,765,240
Jefferson UHSD San Mateo County GO,
Refunding, Series A, NATL Insured, 6.45%, 8/01/25	3,045,000	3,743,066
Refunding, Series A, NATL Insured, 6.45%, 8/01/29	3,075,000	3,933,755
Jurupa PFA Special Tax Revenue,
Refunding, Series A, AGMC Insured, 5.25%, 9/01/42	3,250,000	3,683,875
Series A, AGMC Insured, 5.125%, 9/01/37	4,000,000	4,504,080
Jurupa PFAR, superior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/30	4,000,000	4,382,360
Jurupa USD, GO, Riverside County, Election of 2014, Series A, 5.00%, 8/01/39	10,165,000	11,389,476
La Habra COP, Park La Habra and Viewpark Refinancing Project, Refunding, Series A, AGMC Insured,
5.25%, 9/01/40.	7,900,000	8,703,588
La Mirada RDA Tax Allocation, Merged Project Area, Refunding, Series A, AGMC Insured, 5.00%,
8/15/28	1,855,000	2,041,094
La Palma Community Development Commission Tax Allocation, La Palma Community Development
Project No. 1, Refunding, 6.10%, 6/01/22	795,000	800,565
Lake Elsinore PFA Tax Allocation Revenue, Series A, Assured Guaranty, 5.25%, 9/01/33	10,065,000	10,925,658
Lake Elsinore USD, COP, School Facilities Project Funding Program, AGMC Insured, 5.00%, 6/01/42	10,000,000	10,736,600
Lake Tahoe USD, GO, Election of 2008, AGMC Insured, 5.375%, 8/01/29	10,000,000	10,884,000
Lakeside USD San Diego County GO, Capital Appreciation, Election of 2008, Series B, zero cpn.,
8/01/45	11,540,000	3,381,220
Lammersville Joint USD, GO, Election of 2016, Series A, 4.00%, 8/01/46	41,340,000	41,339,173
Lancaster School District GO,
Capital Appreciation, Election of 1999, NATL Insured, zero cpn., 8/01/25	5,495,000	4,164,661
Capital Appreciation, Election of 1999, NATL Insured, zero cpn., 7/01/26	5,965,000	4,339,955
Lawndale RDA Tax Allocation,
Economic Revitalization Project, Assured Guaranty, 5.50%, 8/01/39	10,280,000	11,161,304
Economic Revitalization Project, Assured Guaranty, 5.50%, 8/01/44	6,085,000	6,598,696
Lemon Grove School District GO,
Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/50	20,990,000	5,036,131
Election of 2008, Series A, Assured Guaranty, 5.125%, 8/01/33	2,100,000	2,268,651

|10

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Live Oak School District COP,
Assured Guaranty, Pre-Refunded, 5.50%, 8/01/29	$1,245,000	$1,372,513
Assured Guaranty, Pre-Refunded, 5.875%, 8/01/34	2,270,000	2,523,900
Assured Guaranty, Pre-Refunded, 5.875%, 8/01/39	2,750,000	3,057,588
Lodi Electric System Revenue COP, Series A, Assured Guaranty, 5.00%, 7/01/32	18,960,000	19,844,484
Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A, Pre-Refunded, 8.25%,
12/01/38	35,000,000	37,248,050
Long Beach Bond Finance Authority Natural Gas Purchase Revenue,
Series A, 5.50%, 11/15/28	8,000,000	9,431,040
Series A, 5.00%, 11/15/29	17,465,000	19,771,079
Series A, 5.50%, 11/15/30	5,000,000	5,915,050
Series A, 5.00%, 11/15/35	69,800,000	77,796,288
Series A, 5.50%, 11/15/37	35,000,000	41,496,000
Los Angeles Community College District GO,
Election of 2001, Series A, NATL Insured, Pre-Refunded, 5.00%, 8/01/32	21,500,000	21,998,155
Election of 2001, Series E-1, Pre-Refunded, 5.00%, 8/01/33	25,000,000	26,487,000
Election of 2003, Series F-1, Pre-Refunded, 5.00%, 8/01/33	20,000,000	21,189,600
Refunding, 5.00%, 8/01/38.	10,000,000	11,626,100
Los Angeles County MTA Sales Tax Revenue,
Refunding, Series A, 5.00%, 6/01/35	17,655,000	20,561,013
Refunding, Series A, 5.00%, 6/01/37	10,970,000	12,697,665
Refunding, Series A, 5.00%, 6/01/38	28,160,000	32,520,294
Refunding, Series A, 5.00%, 6/01/39	10,000,000	11,521,900
Los Angeles County Revenue, TRAN, 3.00%, 6/30/17	18,000,000	18,187,380
Los Angeles County Sanitation Districts Financing Authority Revenue, Green Bonds, Refunding, Series
A, 4.00%, 10/01/42	26,430,000	26,641,176
Los Angeles Department of Airports Revenue,
Los Angeles International Airport, Senior, Refunding, Series A, 5.00%, 5/15/34	18,500,000	19,871,035
Los Angeles International Airport, Senior, Refunding, Series A, 5.25%, 5/15/39	14,000,000	15,114,680
Los Angeles International Airport, Senior, Refunding, Series A, 5.00%, 5/15/40	19,445,000	21,123,492
Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/35	80,000,000	87,203,200
Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/40	30,000,000	32,569,200
Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/41	14,500,000	15,986,830
Los Angeles International Airport, Subordinate, Refunding, Series C, 5.00%, 5/15/32	10,235,000	11,820,299
Los Angeles International Airport, Subordinate, Refunding, Series C, 5.00%, 5/15/33	7,745,000	8,907,447
Los Angeles International Airport, Subordinate, Series C, Pre-Refunded, 5.125%, 5/15/33	16,000,000	16,865,120
Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, 5.00%, 7/01/33.	66,020,000	76,097,293
Power System, Refunding, Series A, 5.00%, 7/01/34.	53,105,000	60,965,602
Power System, Refunding, Series A, 5.00%, 7/01/35.	15,105,000	17,271,510
Power System, Refunding, Series A, 5.00%, 7/01/36.	17,795,000	20,306,408
Power System, Refunding, Series A, 5.00%, 7/01/46.	22,000,000	24,961,860
Power System, Series A, Subseries A-1, 5.25%, 7/01/38	10,000,000	10,544,000
Power System, Series A, Subseries A-1, AMBAC Insured, 5.00%, 7/01/37	11,345,000	11,518,125
Power System, Series B, 5.00%, 7/01/35	11,995,000	13,811,643
Power System, Series B, 5.00%, 7/01/42	17,000,000	19,345,490
Power System, Series B, 5.00%, 7/01/43	62,000,000	68,980,580
Power System, Series D, 5.00%, 7/01/44	51,940,000	57,975,428
Power System, Series E, 5.00%, 7/01/39	13,950,000	15,719,139
Power System, Series E, 5.00%, 7/01/44	34,000,000	37,950,800
Water System, Refunding, Series A, 5.00%, 7/01/43	81,095,000	89,722,697
Water System, Refunding, Series A, 5.00%, 7/01/46	58,090,000	65,910,657
Water System, Refunding, Series B, 5.00%, 7/01/36	10,000,000	11,489,100

|11

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS

		Principal
		Amount	Value

Municipal Bonds (continued)
California (continued)
Los Angeles Department of Water and Power Revenue, (continued)
Water System, Refunding, Series B, 5.00%, 7/01/46		$10,000,000	$11,346,300
Water System, Series A, 5.00%, 7/01/44		50,000,000	56,128,000
Water System, Series A, Subseries A-1, AMBAC Insured, 5.00%, 7/01/38		18,000,000	18,271,980
Water System, Series A, Subseries A-2, AMBAC Insured, 5.00%, 7/01/44		38,000,000	38,557,460
Los Angeles GO, Series B, TRAN, 3.00%, 6/29/17		9,000,000	9,092,790
Los Angeles Harbor Department Revenue, Refunding, Series B, 5.00%, 8/01/44		10,300,000	11,464,518
Los Angeles Mortgage Revenue, FHA Insured Mortgage Loans, Section 8 Assisted Projects,
Refunding, Series 1, NATL Insured, 6.50%, 7/01/22		395,000	396,505
Los Angeles USD,
GO, Election of 2004, Series H, AGMC Insured, Pre-Refunded, 5.00%, 7/01/27		5,000,000	5,099,250
GO, Election of 2004, Series H, AGMC Insured, Pre-Refunded, 5.00%, 7/01/28		5,000,000	5,099,250
GO, Election of 2004, Series I, 5.00%, 7/01/29.		10,000,000	10,790,700
GO, Election of 2004, Series I, 5.00%, 1/01/34.		36,760,000	39,610,370
GO, Election of 2005, Series E, AGMC Insured, Pre-Refunded, 5.00%, 7/01/27		5,800,000	5,915,130
GO, Election of 2005, Series F, 5.00%, 7/01/29		2,250,000	2,427,908
GO, Election of 2008, Series A, 5.00%, 7/01/40		20,000,000	22,801,200
Los Angeles Wastewater System Revenue,
Green Bond, Refunding, Series C, 5.00%, 6/01/45		24,690,000	28,019,940
Green Bond, Series A, 5.00%, 6/01/44		9,000,000	10,220,940
Refunding, Series A, 5.00%, 6/01/39		25,000,000	26,801,250
Los Gatos-Saratoga Joint UHSD,
GO, Santa Clara and Santa Cruz Counties, Election of 2014, Series A, 4.00%, 8/01/39		10,635,000	10,971,491
GO, Santa Clara and Santa Cruz Counties, Election of 2014, Series A, 4.00%, 8/01/44		16,090,000	16,545,186
Madera County COP,
Valley Children’s Hospital Project, NATL Insured, 5.00%, 3/15/23		8,500,000	8,509,775
Valley Children’s Hospital Project, NATL Insured, 5.75%, 3/15/28		27,500,000	27,546,475
McFarland PFAR, Water and Wastewater Financing Projects, Series A, AGMC Insured, 5.00%,
10/01/40		5,115,000	5,576,168
Mendocino-Lake Community College District GO, Election of 2006, Series B, AGMC Insured, 5.125%,
8/01/41		7,500,000	8,267,025
The Metropolitan Water District of Southern California Water Revenue, Authorization, Series A, 5.00%,
7/01/40		26,000,000	29,829,540
Milpitas RDA Tax Allocation,
Redevelopment Project Area No. 1, NATL Insured, ETM, 5.40%, 1/15/17		1,815,000	1,817,323
Redevelopment Project Area No. 1, NATL Insured, ETM, 5.50%, 1/15/24		11,790,000	13,096,686
Modesto High School District Stanislaus County GO,
Capital Appreciation, Series A, NATL Insured, zero cpn., 8/01/21		9,660,000	8,649,950
Capital Appreciation, Series A, NATL Insured, zero cpn., 8/01/23		10,815,000	9,020,359
Capital Appreciation, Series A, NATL Insured, zero cpn., 5/01/27		12,770,000	9,155,196
Montebello USD, GO, Election of 2004, AGMC Insured, Pre-Refunded, 5.00%, 8/01/33		2,700,000	2,860,596
Monterey Peninsula USD,
GO, Election of 2010, Series A, AGMC Insured, Pre-Refunded, 5.75%, 8/01/41		17,500,000	20,395,200
GO, Election of 2010, Series C, 5.00%, 8/01/41		11,190,000	12,661,709
Moorpark USD,
COP, Refunding, Assured Guaranty, 5.625%, 11/01/28		2,180,000	2,400,158
GO, Capital Appreciation, Election of 2008, Series A, Assured Guaranty, zero cpn., 8/01/32		5,870,000	3,177,725
Moreno Valley USD,
GO, Riverside County, Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/27	.	6,315,000	4,815,819
GO, Riverside County, Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/28	.	6,625,000	4,885,143
GO, Riverside County, Election of 2014, Series A, AGMC Insured, 5.00%, 8/01/44		29,220,000	32,624,422
Mount San Antonio Community College District GO, Los Angeles County, Capital Appreciation, Election
of 2008, Series A, zero cpn. to 8/01/28, 6.25% thereafter, 8/01/43		55,000,000	38,912,500

|12

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	$25,000,000	$32,857,250
M-S-R Public Power Agency San Juan Project Revenue, Series E, NATL Insured, ETM, 6.00%,
7/01/22	6,330,000	7,273,993
Murrieta Valley USD, COP, School Facility Bridge Funding Program, Pre-Refunded, 5.75%, 5/01/41	12,000,000	13,641,120
Natomas USD, GO, Election of 2006, BHAC Insured, 5.00%, 8/01/32	16,450,000	16,812,887
Needles PFAR Tax Allocation, Redevelopment Project, Series A, 7.50%, 8/15/22	760,000	760,889
Newport Mesa USD, GO, Capital Appreciation, Election of 2005, zero cpn. to 7/31/21, 6.30%
thereafter, 8/01/42	20,000,000	20,312,600
Northern California Public Power Agency Revenue, AMBAC Insured, Pre-Refunded, 7.50%, 7/01/23	3,200,000	3,747,872
Oak Grove School District GO, Capital Appreciation, Election of 2008, Series B-1, Pre-Refunded, zero
cpn., 6/01/41	36,240,000	7,770,581
Oak View USD, GO, San Joaquin County, Election of 2008, Series A, AGMC Insured, 5.00%, 8/01/49	1,895,000	2,043,113
Oakland GO, Series B, Pre-Refunded, 6.25%, 1/15/39	10,045,000	11,051,810
Oakland USD Alameda County GO, Election of 2006, Series A, Pre-Refunded, 6.125%, 8/01/29	7,225,000	8,078,561
Oceanside USD,
GO, San Diego County, Capital Appreciation, Election of 2008, Refunding, Series A, Assured
Guaranty, 5.25%, 8/01/33	5,000,000	5,278,150
GO, San Diego County, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero
cpn., 8/01/38	10,590,000	4,365,939
GO, San Diego County, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero
cpn., 8/01/39	7,860,000	3,096,290
GO, San Diego County, Refunding, 5.00%, 8/01/48	12,000,000	13,304,040
Orange County Sanitation District Wastewater Revenue, Refunding, Series A, 5.00%, 2/01/36	8,350,000	9,558,662
Orange County Water District Revenue COP,
Series B, NATL Insured, ETM, 5.00%, 8/15/28	13,740,000	16,731,198
Series B, NATL Insured, ETM, 5.00%, 8/15/34	3,305,000	4,102,364
Series B, NATL Insured, Pre-Refunded, 5.00%, 8/15/34	4,140,000	5,219,257
Orange Special Tax, CFD No. 06-1, Del Rio Public Improvements, Refunding, AGMC Insured, 5.00%,
10/01/40	7,500,000	8,233,725
Oxnard School District GO, Ventura County, Election of 2012, Series C, BAM Insured, 4.00%, 8/01/44 .	10,755,000	10,951,924
Palo Verde Community College District COP, AMBAC Insured, 5.50%, 1/01/37	10,070,000	10,170,700
Palomar Community College District GO,
Capital Appreciation, Election of 2006, Series B, zero cpn. to 8/01/25, 6.20% thereafter, 8/01/39	69,410,000	61,699,243
Election of 2006, Series C, 5.00%, 8/01/44	35,120,000	39,629,408
Palomar Pomerado Health Care District COP, Pre-Refunded, 6.75%, 11/01/39	30,000,000	34,174,500
Palomar Pomerado Health GO,
Capital Appreciation, Election of 2004, Series A, Assured Guaranty, zero cpn. to 8/01/19, 7.00%
thereafter, 8/01/38	36,000,000	41,102,640
Capital Appreciation, Election of 2004, Series A, zero cpn. to 8/01/20, 6.75% thereafter, 8/01/40	60,000,000	63,936,000
Paramount USD,
GO, Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero cpn., 8/01/43.	32,000,000	6,563,840
GO, Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero cpn., 8/01/48.	28,000,000	3,836,000
GO, Los Angeles County, Election of 2006, AGMC Insured, 5.00%, 8/01/46.	11,270,000	12,206,086
GO, Los Angeles County, Election of 2006, BAM Insured, 5.00%, 8/01/48	2,450,000	2,668,540
Pasadena Electric Revenue, Refunding, Series A, 4.00%, 6/01/46	22,625,000	22,836,544
Patterson Joint USD,
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL
Insured, zero cpn., 8/01/22	1,900,000	1,657,085
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL
Insured, zero cpn., 8/01/23	1,985,000	1,672,879
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL
Insured, zero cpn., 8/01/24	2,075,000	1,682,286

|13

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Patterson Joint USD, (continued)
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL
Insured, zero cpn., 8/01/25	$2,170,000	$1,691,103
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL
Insured, zero cpn., 8/01/26	2,265,000	1,690,460
Peralta Community College District GO, Election of 2006, Series B, AGMC Insured, Pre-Refunded,
5.00%, 8/01/24.	6,000,000	6,137,280
Perris CFD No. 93-1 Special Tax, Series A, AMBAC Insured, 5.125%, 8/15/23	3,230,000	3,231,163
Perris School District COP, School Facility Bridge Funding Program, AGMC Insured, 5.50%, 9/01/34	4,000,000	4,468,440
Perris SFMR, Capital Appreciation, Series A, GNMA Secured, ETM, zero cpn., 6/01/23	19,095,000	16,420,172
Perris UHSD, GO, Riverside County, Election of 2012, Series A, AGMC Insured, 5.00%, 9/01/42.	5,000,000	5,532,300
Pittsburg USD Financing Authority Revenue, Board Program, AGMC Insured, Pre-Refunded, 5.50%,
9/01/46	9,980,000	11,587,778
Placentia-Yorba Linda USD,
GO, Capital Appreciation, Election of 2008, Series D, zero cpn., 8/01/43	27,955,000	9,385,332
GO, Capital Appreciation, Election of 2008, Series D, zero cpn., 8/01/46	89,200,000	25,186,512
GO, Capital Appreciation, Election of 2008, Series D, zero cpn., 8/01/49	85,000,000	20,825,000
Pleasanton USD, COP, Refunding, AGMC Insured, 5.00%, 8/01/29	4,000,000	4,363,960
Pomona USD,
GO, Election of 2008, Series C, AGMC Insured, 5.25%, 8/01/40.	16,000,000	17,765,280
GO, Los Angeles County, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.25%,
8/01/33	5,675,000	6,220,538
Port Hueneme RDA Tax Allocation, R-76 Project, Refunding, 6.50%, 5/01/23	1,395,000	1,398,041
Poway RDA Successor Agency Tax Allocation,
Paguay Redevelopment Project, Refunding, Series A, 5.00%, 12/15/31.	10,180,000	12,182,101
Paguay Redevelopment Project, Refunding, Series A, 5.00%, 12/15/32.	11,215,000	13,443,981
Paguay Redevelopment Project, Refunding, Series A, 5.00%, 6/15/33	5,835,000	6,930,288
Poway USD, GO, Capital Appreciation, School Facilities ID No. 2007-1, Election of 2008, Refunding,
Series B, zero cpn., 8/01/46	45,000,000	12,226,050
Ramona USD, COP, Capital Appreciation, NATL Insured, Pre-Refunded, 5.00%, 5/01/32	16,000,000	16,209,280
Rancho Mirage Joint Powers Financing Authority Revenue,
Eisenhower Medical Center, Refunding, Series A, 5.00%, 7/01/38	11,200,000	11,314,912
Eisenhower Medical Center, Series A, 5.00%, 7/01/47.	58,450,000	58,978,388
Rancho Water District Financing Authority Revenue,
Capital Appreciation, AMBAC Insured, ETM, zero cpn., 8/15/17	13,605,000	13,503,371
Capital Appreciation, AMBAC Insured, ETM, zero cpn., 8/15/18	13,605,000	13,277,119
Rialto RDA Tax Allocation, Series A, 6.25%, 9/01/37	13,525,000	14,348,402
Rialto USD,
GO, Capital Appreciation, Election of 1999, Series A, NATL Insured, zero cpn., 6/01/19	5,280,000	4,834,210
GO, Capital Appreciation, Election of 2010, Series A, AGMC Insured, zero cpn. to 8/01/26, 7.35%
thereafter, 8/01/41	27,000,000	23,982,750
Richmond Joint Powers Financing Authority Lease Revenue, Civic Center Project, Refunding, Assured
Guaranty, 5.875%, 8/01/37	24,000,000	26,307,360
Rio Hondo Community College District GO, Capital Appreciation, Election of 2004, Series C, zero cpn.,
8/01/35	10,000,000	4,723,100
Ripon USD, GO, Capital Appreciation, Election of 2012, Refunding, Series A, BAM Insured, zero cpn.
to 8/01/18, 5.00% thereafter, 8/01/42	3,020,000	3,000,672
Riverside Community College District GO, Election of 2004, Series C, NATL Insured, Pre-Refunded,
5.00%, 8/01/32.	6,930,000	7,088,558

|14

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Riverside County Asset Leasing Corp. Leasehold Revenue,
Riverside County Hospital Project, Capital Appreciation, Series A, NATL Insured, zero cpn.,
6/01/23	$14,160,000	$11,932,490
Riverside County Hospital Project, Capital Appreciation, Series A, NATL Insured, zero cpn.,
6/01/24	13,005,000	10,538,472
Riverside County Flood Control and Water Conservation District Special Assessment, Elsinore Valley
Benefit Assessment District, Zone 3, 7.875%, 9/01/17	475,000	495,919
Riverside County SFMR,
Capital Appreciation Mortgage, Series A, GNMA Secured, ETM, zero cpn., 11/01/20	25,055,000	22,596,854
Capital Appreciation Mortgage, Series B, GNMA Secured, ETM, zero cpn., 6/01/23	26,160,000	22,424,352
Riverside County Transportation Commission Sales Tax Revenue, Series A, 5.25%, 6/01/39	11,000,000	12,611,720
Riverside County Transportation Commission Toll Revenue, senior lien, Series A, 5.75%, 6/01/48	10,000,000	10,873,900
Riverside Electric Revenue,
Issue D, AGMC Insured, 5.00%, 10/01/33	10,000,000	10,571,700
Issue D, AGMC Insured, 5.00%, 10/01/38	5,310,000	5,599,448
Refunding, Series A, 5.00%, 10/01/43	11,535,000	12,925,083
Riverside Sewer Revenue, Refunding, Series A, 5.00%, 8/01/40	25,000,000	27,991,750
RNR School Financing Authority Special Tax, CFD No. 92-1, Subordinate, Refunding, Series A, BAM
Insured, 5.00%, 9/01/36	11,145,000	12,296,056
Road 17 Levee Area PFA Assessment Revenue, Road 17 Levee Improvement Project, Pre-Refunded,
7.00%, 9/01/39.	8,865,000	10,129,415
Rocklin USD,
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/25	8,160,000	6,215,880
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/26	8,695,000	6,326,395
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/27	9,080,000	6,304,880
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/28	16,615,000	11,007,105
Rohnert Park Community Development Commission Tax Allocation Revenue,
Redevelopment Project, Series R, NATL Insured, 5.00%, 8/01/37	3,620,000	3,630,896
Redevelopment Project, Series R, NATL Insured, ETM, 5.00%, 8/01/37	1,380,000	1,402,549
Roseville City School District GO, Capital Appreciation, Series A, zero cpn., 8/01/17	7,340,000	7,268,508
Roseville Electric System Revenue COP, AGMC Insured, 5.00%, 2/01/34	5,000	5,013
Roseville Joint UHSD, GO, Capital Appreciation, Series A, zero cpn., 8/01/17	1,305,000	1,295,604
Roseville Natural Gas Financing Authority Gas Revenue, 5.00%, 2/15/26	5,000,000	5,474,350
Sacramento Area Flood Control Agency Revenue, Consolidated, Capital AD, Series A, NATL Insured,
Pre-Refunded, 5.00%, 10/01/37	8,715,000	8,972,790
Sacramento Area Flood Control Agency Special Assessment, Consolidated, Capital AD, Series A,
Assured Guaranty, Pre-Refunded, 5.00%, 10/01/32	5,000,000	5,147,900
Sacramento County Airport System Revenue,
PFC/Grant, Subordinate, Series C, Assured Guaranty, Pre-Refunded, 5.75%, 7/01/39	5,000,000	5,338,550
Senior, 5.00%, 7/01/40	9,000,000	9,857,070
Senior, Refunding, Series A, 5.00%, 7/01/41	10,000,000	11,142,400
Senior, Series A, AGMC Insured, Pre-Refunded, 5.00%, 7/01/41	10,000,000	10,566,700
Senior, Series B, AGMC Insured, 5.25%, 7/01/39	20,000,000	20,810,800
Senior, Series B, Assured Guaranty, 5.50%, 7/01/34	16,320,000	17,277,658
Subordinate, Refunding, Series B, 5.00%, 7/01/41	9,000,000	9,868,680
Sacramento County Sanitation Districts Financing Authority Revenue,
Sacramento Regional County Sanitation District, NATL Insured, 5.00%, 12/01/36.	13,220,000	13,254,240
Sacramento Regional County Sanitation District, Refunding, Series A, 5.00%, 12/01/44	25,000,000	27,410,000
Sacramento Water Revenue, 5.00%, 9/01/38	21,630,000	24,207,647
Salida Area Public Facilities Financing Agency No. 88 Special Tax, Refunding, AGMC Insured, 5.00%,
9/01/30	5,435,000	6,031,002
San Bernardino Community College District GO, Capital Appreciation, Election of 2008, Series B, zero
cpn., 8/01/48	66,390,000	17,600,653

|15

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
San Bernardino County COP, Medical Center Financing Project, Refunding, 5.00%, 8/01/26	$13,045,000	$13,071,351
San Bernardino County SFMR, Capital Appreciation, Series A, GNMA Secured, ETM, zero cpn.,
5/01/22	19,150,000	14,641,515
San Bernardino Joint Powers Financing Authority Lease Revenue, City Hall Project, Refunding, NATL
Insured, 5.70%, 1/01/23	5,670,000	5,689,335
San Buenaventura Public Facilities Financing Authority Waste Water Revenue,
Series C, 5.00%, 1/01/39	8,500,000	9,473,845
Series C, 5.00%, 1/01/44	10,840,000	11,812,240
San Buenaventura Public Facilities Financing Authority Water Revenue, Series C, 5.00%, 1/01/44	8,555,000	9,355,577
San Diego Community College District GO, Capital Appreciation, Election of 2002, zero cpn. to
8/01/19, 6.00% thereafter, 8/01/33	26,880,000	29,446,771
San Diego County COP, The Salk Institute for Biological Studies, 5.125%, 7/01/40	15,000,000	16,224,150
San Diego County Regional Airport Authority Revenue,
Consolidated Rental Car Facilities, Series A, 5.00%, 7/01/44	5,645,000	6,249,523
Subordinate, Refunding, Series A, 5.00%, 7/01/27	11,565,000	12,788,230
San Diego County Regional Transportation Commission Sales Tax Revenue,
Refunding, Series A, 5.00%, 4/01/41	50,000,000	57,276,000
Refunding, Series A, 5.00%, 4/01/48	60,000,000	68,319,000
Series A, 5.00%, 4/01/44	54,915,000	61,067,127
Series A, 5.00%, 4/01/48	20,000,000	22,131,800
San Diego Public Facilities Financing Authority Sewer Revenue,
Refunding, Series A, 5.00%, 5/15/29	10,000,000	12,019,300
Refunding, Series A, 5.00%, 5/15/31	10,000,000	11,818,400
Refunding, Series A, 5.00%, 5/15/35	10,000,000	11,524,400
Refunding, Series A, 5.00%, 5/15/37	12,000,000	13,755,840
Refunding, Series A, 5.00%, 5/15/39	17,000,000	19,428,280
San Diego Public Facilities Financing Authority Water Revenue, Refunding, Series B, 5.00%, 8/01/39	10,750,000	12,315,307
San Diego USD,
GO, Capital Appreciation, Election of 1998, Series A, NATL Insured, zero cpn., 7/01/21	12,160,000	10,968,806
GO, Capital Appreciation, Election of 1998, Series A, NATL Insured, zero cpn., 7/01/22	8,440,000	7,356,051
GO, Capital Appreciation, Election of 1998, Series A, NATL Insured, zero cpn., 7/01/23	11,120,000	9,337,909
GO, Capital Appreciation, Election of 2008, Series A, Pre-Refunded, zero cpn. to 7/01/19, 6.00%
thereafter, 7/01/33	104,505,000	115,882,459
GO, Capital Appreciation, Election of 2008, Series C, zero cpn. to 6/30/30, 6.625% thereafter,
7/01/48	29,840,000	21,243,394
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series
E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	74,270,000	41,468,654
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Refunding, Series R-2,
zero cpn. to 6/30/30, 6.625% thereafter, 7/01/40	79,500,000	57,786,960
GO, Dedicated Unlimited Ad Valorem Property Tax, Election of 2012, Series F, 5.00%, 7/01/40	56,510,000	64,560,415
GO, Dedicated Unlimited Ad Valorem Property Tax, Election of 2012, Series F, 5.00%, 7/01/45	34,370,000	39,018,886
GO, Dedicated Unlimited Ad Valorem Property Tax, Election of 2012, Series G, 5.00%, 7/01/40	13,000,000	14,851,980
San Francisco BART District GO, Election of 2004, Series B, Pre-Refunded, 5.00%, 8/01/32	28,000,000	28,656,880
San Francisco City and County Airport Commission International Airport Revenue,
Second Series, Series B, 5.00%, 5/01/41.	65,000,000	71,018,350
Second Series, Series B, 5.00%, 5/01/44.	31,000,000	34,508,270
Second Series, Series B, 5.00%, 5/01/46.	122,500,000	133,140,350
Second Series, Series C, 5.00%, 5/01/46	1,000,000	1,120,080
San Francisco City and County COP, 30 Van Ness Avenue Property, Series A, NATL Insured, 5.00%,
9/01/31	5,805,000	5,820,674

|16

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
San Francisco City and County Public Utilities Commission Water Revenue,
Refunding, Series A, 5.00%, 11/01/36	$5,000,000	$5,672,350
Sub-Series A, 5.00%, 11/01/36.	23,490,000	26,548,633
Sub-Series A, 5.00%, 11/01/41.	5,800,000	6,401,924
Sub-Series A, 5.00%, 11/01/43.	71,735,000	79,898,443
San Francisco City and County RDA Successor Agency Tax Allocation, Mission Bay North
Redevelopment Project, Refunding, Series A, NATL Insured, 5.00%, 8/01/41	11,000,000	12,341,450
San Gabriel USD,
GO, Los Angeles County, Capital Appreciation, Election of 2002, Series A, AGMC Insured,
8/01/26	3,530,000	2,556,355
GO, Los Angeles County, Capital Appreciation, Election of 2002, Series A, AGMC Insured,
2/01/27	1,850,000	1,304,361
San Jacinto USD,
COP, Refunding, AGMC Insured, 5.125%, 9/01/30	4,375,000	4,796,138
COP, Refunding, AGMC Insured, 5.375%, 9/01/40	12,000,000	13,184,520
San Joaquin Delta Community College District GO,
Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/31	10,475,000	4,819,129
Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/32	15,185,000	6,584,368
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	13,155,000	9,111,416
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.65% thereafter, 1/15/37	104,745,000	77,229,536
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.70% thereafter, 1/15/38	140,340,000	103,420,756
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/40	158,655,000	116,754,214
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/41	141,024,000	103,505,975
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/42	141,024,000	103,233,799
senior lien, Capital Appreciation, ETM, zero cpn., 1/01/25	5,700,000	4,778,310
senior lien, Capital Appreciation, ETM, zero cpn., 1/01/28	33,545,000	25,118,161
senior lien, Capital Appreciation, ETM, zero cpn., 1/01/29	37,050,000	26,672,665
senior lien, Refunding, Series A, 5.00%, 1/15/44	125,000,000	132,891,250
senior lien, Refunding, Series A, 5.00%, 1/15/50	430,000,000	455,335,600
San Jose Airport Revenue, Refunding, Series B, AMBAC Insured, 5.00%, 3/01/37.	25,500,000	25,660,140
San Jose Financing Authority Lease Revenue,
Civic Center Project, Refunding, Series A, AMBAC Insured, 5.00%, 6/01/39	20,885,000	20,931,365
Convention Center Project, Refunding, Series F, NATL Insured, 5.00%, 9/01/21	14,045,000	14,087,135
Convention Center Project, Refunding, Series F, NATL Insured, 5.00%, 9/01/22	14,730,000	14,774,190
San Jose Financing Authority Revenue, Fourth and San Fernando Parking Facility Project, Series A,
AMBAC Insured, 5.00%, 9/01/24	5,000,000	5,014,350
San Jose GO,
Libraries, Parks and Public Safety Projects, 5.00%, 9/01/28	11,600,000	11,633,640
Libraries, Parks and Public Safety Projects, NATL Insured, 5.00%, 9/01/34	15,820,000	15,883,122
Libraries and Parks Projects, NATL Insured, 5.00%, 9/01/36	35,150,000	35,297,630
San Jose RDA Tax Allocation,
Housing Set-Aside Merged Area, Series E, NATL Insured, 5.85%, 8/01/27	7,325,000	7,348,513
Merged Area Redevelopment Project, Refunding, NATL Insured, 5.625%, 8/01/28	2,030,000	2,036,029
Merged Area Redevelopment Project, Series A, 6.50%, 8/01/18	6,840,000	7,149,989
Merged Area Redevelopment Project, Series B, 7.00%, 8/01/35	28,565,000	30,415,155
Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%, 8/01/31	15,470,000	15,685,497
Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%, 8/01/32	13,395,000	13,576,904
San Jose Special Hotel Tax Revenue,
Convention Center Expansion and Renovation Project, 6.50%, 5/01/36	10,000,000	11,637,600
Convention Center Expansion and Renovation Project, 6.50%, 5/01/42	10,000,000	11,610,900

|17

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
San Jose USD,
COP, Capital Appreciation, AGMC Insured, ETM, zero cpn., 1/01/27	$7,105,000	$5,366,051
COP, Capital Appreciation, AGMC Insured, ETM, zero cpn., 1/01/29	7,105,000	4,966,040
San Juan USD,
GO, Capital Appreciation, Election of 1998, Series B, NATL Insured, zero cpn., 8/01/26	15,825,000	11,296,201
GO, Capital Appreciation, Election of 1998, Series B, NATL Insured, zero cpn., 8/01/27	18,605,000	13,355,971
GO, Capital Appreciation, Election of 1998, Series B, NATL Insured, zero cpn., 8/01/28	19,470,000	13,422,618
San Luis Obispo County Financing Authority Revenue,
Nacimiento Water Project, Series A, NATL Insured, 5.00%, 9/01/32	525,000	537,038
Nacimiento Water Project, Series A, NATL Insured, Pre-Refunded, 5.00%, 9/01/32	11,975,000	12,287,068
Nacimiento Water Project, Refunding, Series A, BAM Insured, 5.00%, 9/01/37.	10,000,000	11,367,300
San Marcos PFAR, Series A, ETM, 6.25%, 9/02/22	15,000,000	18,259,500
San Marcos School Financing Authority Lease Revenue, AGMC Insured, 5.00%, 8/15/40.	15,635,000	16,886,269
San Marino USD, GO, Los Angeles County, Capital Appreciation, Election of 2000, Series A, NATL
Insured, zero cpn., 7/01/25	6,080,000	4,805,693
San Mateo UHSD,
COP, Phase I Projects, Capital Appreciation, Series B, AMBAC Insured, Pre-Refunded, zero cpn.
to 12/15/19, 5.00% thereafter, 12/15/43	11,535,000	11,982,558
GO, Capital Appreciation, Election of 2000, Series B, NATL Insured, zero cpn., 9/01/22	5,000,000	4,395,850
Sanger Financing Authority Wastewater Revenue,
Fresno County, Subordinate, AGMC Insured, 5.00%, 6/15/35	2,360,000	2,625,901
Fresno County, Subordinate, AGMC Insured, 5.00%, 6/15/43	3,225,000	3,540,889
Sanger Financing Authority Water Revenue, Fresno County, AGMC Insured, 5.00%, 6/15/43	2,930,000	3,216,994
Santa Ana Community RDA Tax Allocation,
Merged Project Area, Refunding, Series A, 6.25%, 9/01/24	7,005,000	8,149,757
Merged Project Area, Refunding, Series A, 6.75%, 9/01/28	13,500,000	16,014,645
Santa Ana USD, COP, Financing Project, Capital Appreciation, AGMC Insured, zero cpn., 4/01/24	14,245,000	10,689,733
[b] Santa Barbara Housing Authority Revenue, Refunding and Acquisition, 6.25%, 11/15/20	1,925,000	1,889,368
Santa Clara County Financing Authority Revenue, El Camino Hospital, Series B, AMBAC Insured,
Pre-Refunded, 5.125%, 2/01/41	31,545,000	32,298,295
Santa Clara Valley Water District Revenue, Refunding, Series A, 5.00%, 6/01/41.	10,000,000	11,393,300
Santa Clarita Community College District GO, Los Angeles County, Election of 2006, NATL Insured,
Pre-Refunded, 5.00%, 8/01/32	9,765,000	9,991,255
Santa Cruz County GO, TRAN, 3.00%, 6/29/17	20,000,000	20,197,200
Santa Cruz County RDA Tax Allocation,
Live Oak/Soquel Community Improvement Project Area, Series A, Pre-Refunded, 7.00%, 9/01/36 .	5,000,000	5,713,150
Refunding, Series A, BAM Insured, 5.00%, 9/01/35.	20,000,000	22,349,400
Santa Maria Joint UHSD, GO, Santa Barbara and San Luis Obispo Counties, Election of 2004, 4.00%,
8/01/37	14,230,000	14,575,504
Santa Paula Utility Authority Wastewater Enterprise Revenue,
Series A, 5.00%, 2/01/45	16,495,000	18,063,510
Series A, 5.00%, 2/01/50	21,050,000	22,670,008
Santee School District COP, Capital Improvement Project, Assured Guaranty, Pre-Refunded, 5.50%,
10/01/48	15,460,000	16,600,330
Santee School District GO,
Election of 2006, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/31	6,845,000	7,003,599
Election of 2006, Series B, Assured Guaranty, 5.00%, 8/01/38	1,000,000	1,047,300
Election of 2006, Series B, Assured Guaranty, 5.00%, 8/01/48	5,250,000	5,483,363
Saugus/Hart School Facilities Financing Authority Lease Revenue,
Series A, AGMC Insured, 5.00%, 9/01/35	2,000,000	2,172,840
Series A, AGMC Insured, 5.00%, 9/01/40	1,500,000	1,621,455
School Facilities Financing Authority Revenue, Capital Appreciation, Grant Joint UHSD, Series A,
AGMC Insured, zero cpn., 8/01/42	49,000,000	16,068,570

|18

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Semitropic ID of Semitropic Water Storage District Revenue, second lien, Refunding, Series A, AGMC
Insured, 5.00%, 12/01/45	$10,000,000	$11,155,100
Snowline Joint USD, COP, Refinancing Project, Assured Guaranty, Pre-Refunded, 5.00%, 9/01/34	13,390,000	14,623,621
Sonoma CDA Tax Allocation, Redevelopment Project, 7.125%, 12/01/36	10,775,000	13,263,378
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.00%,
11/01/33	17,500,000	19,264,875
Southern California Water Replenishment District Financing Authority Revenue, Refunding, 5.00%,
8/01/41	10,000,000	11,356,000
Southern California Water Replenishment District Revenue COP, Pre-Refunded, 5.00%, 8/01/41.	22,870,000	26,122,114
Southern Mono Health Care District GO,
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/28	2,340,000	1,551,982
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/29	2,440,000	1,537,005
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/30	2,550,000	1,531,913
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/31	2,660,000	1,521,600
Southwestern Community College District GO, Election of 2008, Series D, 5.00%, 8/01/44	10,000,000	11,284,000
Stanislaus USD,
GO, Election of 2008, Series A, Assured Guaranty, 5.625%, 8/01/33.	4,140,000	4,543,898
GO, Election of 2008, Series B, AGMC Insured, Pre-Refunded, 5.125%, 8/01/41	3,400,000	3,861,992
Sulphur Springs USD,
COP, AGMC Insured, ETM, 6.50%, 12/01/37	3,280,000	3,811,852
COP, Refunding, AGMC Insured, 6.50%, 12/01/37	11,390,000	14,292,286
Sweetwater UHSD, GO, Election of 2006, Series A, AGMC Insured, Pre-Refunded, 5.625%, 8/01/47	10,000,000	10,691,900
Temple City USD, GO, Election of 2012, Series A, 5.00%, 8/01/43	10,000,000	11,015,400
Torrance Hospital Revenue, Torrance Memorial Medical Center, Series A, 5.50%, 6/01/31	4,385,000	4,395,349
Trabuco Canyon PFA, Special Tax Revenue, Refunding, Series C, AGMC Insured, 6.10%, 7/01/19	2,500,000	2,654,900
Truckee PFA Tax Allocation Revenue,
Truckee Redevelopment Project Loan, Series A, AGMC Insured, 5.00%, 9/01/30	1,255,000	1,377,275
Truckee Redevelopment Project Loan, Series A, AGMC Insured, 5.375%, 9/01/37	5,000,000	5,537,800
Tulare County Board of Education COP,
Capital Improvement Projects, BAM Insured, 5.375%, 5/01/33	3,185,000	3,613,605
Capital Improvement Projects, BAM Insured, 5.50%, 5/01/38	8,305,000	9,446,107
Capital Improvement Projects, BAM Insured, 5.50%, 5/01/43	10,855,000	12,313,152
Tustin CRDA Tax Allocation,
Orange County, Housing, AGMC Insured, Pre-Refunded, 5.00%, 9/01/30	2,125,000	2,377,280
Orange County, Housing, AGMC Insured, Pre-Refunded, 5.25%, 9/01/39	3,250,000	3,664,570
Twin Cities Police Authority CFD Special Tax, No. 2008-1, Public Safety, Police and Emergency
Response Facilities and Services, Pre-Refunded, 6.00%, 8/01/44	10,710,000	12,148,139
Twin Rivers USD, GO, Election of 2006, Refunding, 4.00%, 8/01/43	6,000,000	6,071,340
Union Elementary School District GO,
Santa Clara County, Capital Appreciation, Election of 1999, Series A, NATL Insured, zero cpn.,
9/01/24	2,000,000	1,567,300
Santa Clara County, Capital Appreciation, Election of 1999, Series B, NATL Insured, zero cpn.,
9/01/25	5,500,000	4,139,575
Santa Clara County, Capital Appreciation, Election of 1999, Series B, NATL Insured, zero cpn.,
9/01/26	5,850,000	4,212,527
University of California Regents Medical Center Pooled Revenue, Refunding, Series J, 5.00%, 5/15/48 .	75,000,000	81,944,250
University of California Revenue,
Limited Project, Refunding, Series I, 5.00%, 5/15/40	22,990,000	25,770,870
Limited Project, Refunding, Series I, 5.00%, 5/15/50	25,420,000	28,298,561
Refunding, Series AR, 5.00%, 5/15/41	13,760,000	15,713,507
Refunding, Series AR, 5.00%, 5/15/46	35,485,000	40,277,249
Series K, 4.00%, 5/15/46	115,000,000	116,430,600
Upland COP, San Antonio Community Hospital, Refunding, 6.50%, 1/01/41	34,130,000	38,153,586

|19

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Upland USD, GO, Capital Appreciation, Election of 2008, Series C, zero cpn., 8/01/45.	$62,900,000	$18,522,792
[b] Vacaville PFAR, Local Agency, 8.65%, 9/02/18	1,120,000	1,112,406
Vacaville USD, GO, Election of 2001, AMBAC Insured, Pre-Refunded, 5.00%, 8/01/32.	7,790,000	7,970,494
Val Verde USD,
COP, Riverside County, Refunding, Series A, Assured Guaranty, 5.125%, 3/01/36	7,020,000	7,426,879
GO, Riverside County, Capital Appreciation, Election of 2008, Refunding, Series B, AGMC
Insured, zero cpn., 8/01/34	1,000,000	965,120
GO, Riverside County, Election of 2012, Refunding, Series B, BAM Insured, 5.00%, 8/01/44	15,000,000	16,806,900
Vallejo PFAR, Local Agency, Hiddenbrooke ID, Refunding, Series A, 5.80%, 9/01/31	3,935,000	3,939,368
Vallejo RDA Tax Allocation, Waterfront Redevelopment Project, 7.90%, 5/01/19	810,000	812,333
Ventura County, TRAN, 2.00%, 7/01/17	20,000,000	20,107,400
Victor Valley Joint UHSD, GO, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.00%,
8/01/34	28,350,000	30,896,680
Vista RDA Successor Agency Tax Allocation, Vista Redevelopment Project, Refunding, Series B-1,
AGMC Insured, 5.00%, 9/01/37	3,020,000	3,336,617
Vista USD,
GO, San Diego County, Capital Appreciation, Election of 2002, Series A, AGMC Insured, zero
cpn., 8/01/26	7,150,000	5,256,466
GO, San Diego County, Capital Appreciation, Election of 2002, Series A, AGMC Insured, zero
cpn., 2/01/27	4,795,000	3,444,968
GO, San Diego County, Election of 2002, Series C, AGMC Insured, Pre-Refunded, 5.00%,
8/01/28	2,000,000	2,046,340
Washington Township Health Care District GO, Series B, 5.00%, 8/01/45	15,000,000	16,735,950
Washington Township Health Care District Revenue,
Refunding, Series A, 5.00%, 7/01/37	7,000,000	7,030,800
Series A, 5.50%, 7/01/38	11,000,000	11,942,480
Weaver USD, GO, Capital Appreciation, Election of 2006, Series C, AMBAC Insured, Pre-Refunded,
zero cpn., 8/01/47	18,685,000	3,723,173
West Contra Costa USD, GO, Contra Costa County, Refunding, Assured Guaranty, 5.25%, 8/01/29	2,500,000	2,723,075
West Hills Community College District School Facilities ID No. 3 GO, Election of 2008, Series B, AGMC
Insured, Pre-Refunded, 6.50%, 8/01/41	4,000,000	4,821,560
West Sacramento Area Flood Control Agency Assessment Revenue,
5.25%, 9/01/41	9,030,000	10,076,758
AGMC Insured, 5.00%, 9/01/40	3,000,000	3,326,310
AGMC Insured, 5.00%, 9/01/45	7,500,000	8,286,300
West Sacramento Financing Authority Special Tax Revenue, Series A, XLCA Insured, 5.00%, 9/01/34	4,940,000	5,659,313
Western Placer USD,
COP, Refinancing Project, AGMC Insured, 5.20%, 11/01/41	1,000,000	1,098,990
COP, Refinancing Project, Series B, Assured Guaranty, Pre-Refunded, 5.125%, 8/01/47	10,275,000	10,906,193
Western Riverside County Water and Wastewater Finance Authority Revenue,
Western Municipal Water District Improvement, Assured Guaranty, 5.50%, 9/01/34	1,750,000	1,911,875
Western Municipal Water District Improvement, Assured Guaranty, 5.625%, 9/01/39.	2,500,000	2,729,100
Westminster School District GO, Election of 2008, Series A-1, Assured Guaranty, Pre-Refunded,
5.00%, 8/01/34.	18,980,000	20,684,973
Wiseburn School District GO,
Los Angeles County, Election of 2010, Series A, AGMC Insured, Pre-Refunded, 5.75%, 8/01/40	9,215,000	10,527,216
Los Angeles County, Election of 2010, Series B, AGMC Insured, Pre-Refunded, 5.625%, 5/01/41 .	10,000,000	11,671,500
Yosemite Community College District GO, Election of 2004, Series C, AGMC Insured, Pre-Refunded,
5.00%, 8/01/32.	5,000,000	5,297,400
		14,728,393,686

|20

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS

	Principal
	Amount	Value

Municipal Bonds (continued)
U.S. Territories 2.8%
Puerto Rico 2.7%
Children’s Trust Fund Tobacco Settlement Revenue,
Asset-Backed, Refunding, 5.50%, 5/15/39	$7,210,000	$7,100,048
Asset-Backed, Refunding, 5.625%, 5/15/43	25,500,000	25,170,285
Puerto Rico Commonwealth GO,
[c] Public Improvement, Refunding, Series A, 5.50%, 7/01/32	30,000,000	18,750,000
[c] Public Improvement, Refunding, Series A, 5.75%, 7/01/41	20,485,000	12,623,881
[c] Public Improvement, Refunding, Series E, 5.50%, 7/01/31	18,980,000	11,862,500
Public Improvement, Refunding, Sub-Series C-7, NATL Insured, 6.00%, 7/01/27	21,000,000	21,941,850
[c] Public Improvement, Series A, 5.125%, 7/01/28	10,000,000	6,218,700
[c] Public Improvement, Series A, 5.125%, 7/01/31	68,780,000	42,686,244
[c] Public Improvement, Series A, 6.00%, 7/01/38	10,000,000	6,375,000
[c] Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, 5.00%	9,475,000	1,717,344
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/29	20,000,000	13,225,000
Refunding, Series A, 5.00%, 7/01/42	24,000,000	15,870,000
Series A, 7.00%, 7/01/33	50,000,000	33,062,500
Series WW, 5.00%, 7/01/28	12,030,000	7,954,837
Series WW, 5.25%, 7/01/33	32,250,000	21,325,312
Series XX, 5.25%, 7/01/40	14,000,000	9,257,500
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	6,800,000	6,477,000
Puerto Rico PBA Guaranteed Revenue,
[c] Government Facilities, Refunding, Series D, 5.375%, 7/01/33.	26,510,000	15,143,837
Government Facilities, Refunding, Series M-3, NATL Insured, 6.00%, 7/01/24	21,535,000	22,568,465
[c] Government Facilities, Refunding, Series N, 5.00%, 7/01/37	10,925,000	6,213,594
[c] Government Facilities, Series S, 6.00%, 7/01/41.	32,840,000	18,965,100
[c] Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B,
5.50%, 8/01/31.	21,000,000	2,152,500
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Convertible Capital Appreciation, First Subordinate, Series A, 6.75%, 8/01/32	80,000,000	40,200,800
First Subordinate, Series A, 5.75%, 8/01/37	10,000,000	4,725,000
First Subordinate, Series A, 5.375%, 8/01/39	10,000,000	4,725,000
First Subordinate, Series A, 5.50%, 8/01/42	10,000,000	4,725,000
First Subordinate, Series A, 6.00%, 8/01/42	8,000,000	3,860,000
First Subordinate, Series C, 5.50%, 8/01/40	50,000,000	23,625,000
Series A, 5.25%, 8/01/57	10,000,000	7,000,000
		415,522,297
U.S. Virgin Islands 0.1%
Virgin Islands PFAR, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A, 6.75%,
10/01/37	10,000,000	9,354,800
Total U.S. Territories		424,877,097
Total Municipal Bonds before Short Term Investments
(Cost $14,133,565,027)		15,153,270,783

|21

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS

	Principal
	Amount	Value

Short Term Investments 1.3%
Municipal Bonds 1.3%
California 1.3%
[d] California PCFA, PCR, Pacific Gas and Electric Co., Refunding, Series F, Daily VRDN and Put, 0.73%,
11/01/26	$33,600,000	$33,600,000
[d] California State GO, Series A-1, Daily VRDN and Put, 0.66%, 5/01/33	2,200,000	2,200,000
[d] California Infrastructure and Economic Development Bank Revenue, Los Angeles Museum of Natural
History Foundation, Refunding, Series A, Daily VRDN and Put, 0.65%, 9/01/37	3,355,000	3,355,000
[d] California State Municipal Finance Authority Revenue, Chevron USA Inc. Project, Recovery Zone
Bonds, Series B, Daily VRDN and Put, 0.66%, 11/01/35	7,550,000	7,550,000
[d] Irvine 1915 Act Special Assessment,
Limited Obligation Improvement, AD No. 94-13, Daily VRDN and Put, 0.70%, 9/02/22	3,219,000	3,219,000
Limited Obligation Improvement, AD No. 97-16, Daily VRDN and Put, 0.70%, 9/02/22	6,300,000	6,300,000
[d] Irvine Ranch Water District GO, ID, Consolidated, Series B, Daily VRDN and Put, 0.65%, 10/01/41	30,305,000	30,305,000
[d] Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series B, Subseries B-6, Daily VRDN and Put, 0.62%, 7/01/34	21,200,000	21,200,000
Power System, Series A, Subseries A-4, Daily VRDN and Put, 0.68%, 7/01/35	6,800,000	6,800,000
Water System, Refunding, Series B, Subseries B-2, Daily VRDN and Put, 0.65%, 7/01/35.	53,800,000	53,800,000
[d] The Metropolitan Water District of Southern California Water Revenue, Refunding, Series B-3, Daily
VRDN and Put, 0.67%, 7/01/35	31,600,000	31,600,000
[d] Tahoe Forest Hospital District Revenue, Health Facility, Daily VRDN and Put, 0.71%, 7/01/33	3,830,000	3,830,000
Total Short Term Investments (Cost $203,759,000)		203,759,000
Total Investments (Cost $14,337,324,027) 99.0%		15,357,029,783
Other Assets, less Liabilities 1.0%		159,100,319
Net Assets 100.0%		$15,516,130,102

aSecurity purchased on a when-issued basis.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days. At December 31, 2016, the aggregate value of these securities was $3,001,775, representing less than 0.1% of net assets.
cDefaulted security or security for which income has been deemed uncollectible.
dVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

|22

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin California Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At December 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$14,345,409,815

Unrealized appreciation	$1,361,231,307
Unrealized depreciation	(349,611,339)
Net unrealized appreciation (depreciation)	$1,011,619,968

|23

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

4. CONCENTRATION OF RISK

The Fund invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

5. REORGANIZATION

On October 28, 2016, the Fund, pursuant to a plan of reorganization approved on October 18, 2016 by shareholders of Franklin California Insured Tax-Free Income Fund (Acquired Fund), a series of Franklin California Tax-Free Trust, acquired 100% of the Acquired Fund’s net assets, primarily made up of investment securities, through a tax-free exchange of shares of the Fund for the net assets of the Acquired Fund.

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At December 31, 2016, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

7. INVESTMENT COMPANY REPORTING MODERNIZATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

|24

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Abbreviations

Selected Portfolio
1915 Act	Improvement Bond Act of 1915	IDR	Industrial Development Revenue
ABAG	The Association of Bay Area Governments	MFHR	Multi-Family Housing Revenue
AD	Assessment District	MTA	Metropolitan Transit Authority
AGMC	Assured Guaranty Municipal Corp.	MUD	Municipal Utility District
AMBAC	American Municipal Bond Assurance Corp.	NATL	National Public Financial Guarantee Corp.
BAM	Build America Mutual Assurance Co.	NATL RE	National Public Financial Guarantee Corp. Reinsured
BART	Bay Area Rapid Transit	PBA	Public Building Authority
BHAC	Berkshire Hathaway Assurance Corp.	PCFA	Pollution Control Financing Authority
CDA	Community Development Authority/Agency	PCR	Pollution Control Revenue
CFD	Community Facilities District	PFA	Public Financing Authority
COP	Certificate of Participation	PFAR	Public Financing Authority Revenue
CRDA	Community Redevelopment Authority/Agency	RDA	Redevelopment Agency/Authority
ETM	Escrow to Maturity	SFMR	Single Family Mortgage Revenue
FGIC	Financial Guaranty Insurance Co.	SRF	State Revolving Fund
FHA	Federal Housing Authority/Agency	TRAN	Tax and Revenue Anticipation Note
FICO	Financing Corp.	UHSD	Unified/Union High School District
GNMA	Government National Mortgage Association	USD	Unified/Union School District
GO	General Obligation	XLCA	XL Capital Assurance
ID	Improvement District

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|25

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

By  /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

        Finance and Administration

Date  February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

        Finance and Administration

Date  February 24, 2017

By  /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

        Chief Accounting Officer

Date  February 24, 2017